Management's Plans to Continue as a Going Concern (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							102 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2011	Jun. 30, 2012
Management's Plans To Continue As A Going Concern [Abstract]
Deficit accumulated during the development stage	$ 211,183							$ 230,244	$ 238,512
Cumulative accretion on redeemable convertible preferred stock	$ 3,993	$ 14,059	$ 11,754	$ 8,742	$ 5,640	$ 3,164	$ 1,035	$ 48,400